UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21217

Eaton Vance Insured California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund II

PORTFOLIO OF INVESTMENTS (Unaudited)	as of December 31, 2007

Tax-Exempt Investments — 173.0%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 2.8%
$1,465	California, 5.50%, 11/1/33	$1,556,621
		$1,556,621
Hospital — 17.1%
$1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,422,863
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,854,475
405	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	395,653
1,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	973,230
1,400	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,345,190
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,896,770
555	Washington Township Health Care District, 5.00%, 7/1/32	538,972
		$9,427,153
Insured-Electric Utilities — 5.3%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,512,435
1,370	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	1,404,712
		$2,917,147
Insured-Escrowed/Prerefunded — 14.9%
$1,765	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.125%, 7/1/36	$1,884,190
4,000	San Jose Redevelopment Agency Tax, (MBIA), Prerefunded to 8/1/10, 5.00%, 8/1/32(1)	4,229,033
2,000	University of California, (FGIC), Prerefunded to 9/1/10, 5.125%, 9/1/31	2,123,620
		$8,236,843
Insured-General Obligations — 56.1%
$740	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39	$792,429
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,679,667
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	536,964
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	532,683
1,475	California, (AMBAC), 4.25%, 12/1/35	1,355,790
820	California, (AMBAC), 5.00%, 4/1/27	845,207
1,250	California, (XLCA), 5.00%, 10/1/28(1)	1,276,539
1,500	Carlsbad Unified School District, (Election 2006), (MBIA), 5.25%, 8/1/32	1,610,775
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,836,129
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,793,600
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,545,529
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,410,677
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,949,687
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,042,530
2,205	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)	2,542,321
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,257,758
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,795,937
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,579,225
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,586,816
		$30,970,263

Insured-Lease Revenue/Certificates of Participation — 14.0%
$4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(2)	$4,372,825
2,250	Orange County Water District, Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,283,885
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,098,908
		$7,755,618
Insured-Public Education — 7.4%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,096,920
		$4,096,920
Insured-Special Assessment Revenue — 16.2%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,546,900
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,546,900
1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	1,805,457
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,037,980
		$8,937,237
Insured-Special Tax Revenue — 13.4%
$3,405	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$3,450,389
13,650	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,220,993
2,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	360,584
4,610	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	677,947
2,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	404,434
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	265,967
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,017,190
		$7,397,504
Insured-Transportation — 6.4%
$2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$2,106,780
3,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	1,404,289
		$3,511,069
Insured-Utilities — 3.2%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,785,910
		$1,785,910
Insured-Water Revenue — 11.6%
$1,235	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (FGIC), 4.75%, 7/1/37	$1,245,745
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,570,415
1,500	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,157,835
1,475	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,407,003
		$6,380,998
Water Revenue — 4.6%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,530,175
		$2,530,175
Total Tax-Exempt Investments — 173.0% (identified cost $94,645,139)		$95,503,458
Other Assets, Less Liabilities — (11.8)%		$(6,520,666)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.2)%		$(33,765,022)
Net Assets Applicable to Common Shares— 100.0%		$55,217,770

AMBAC	––	AMBAC Financial Group, Inc.
FGIC	––	Financial Guaranty Insurance Company
FSA	––	Financial Security Assurance, Inc.
MBIA	––	Municipal Bond Insurance Association
XLCA	––	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 29.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	42 U.S. Treasury Bond	Short	$(4,912,869)	$(4,887,750)	$25,119

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$2,275,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$20,281
Merrill Lynch Capital Services, Inc.	$3,625,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(219,258)
Morgan Stanley Capital Services, Inc.	$1,400,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(81,963)
					$(280,940)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,117,004
Gross unrealized appreciation	$2,226,903
Gross unrealized depreciation	(1,390,449)
Net unrealized appreciation	$836,454

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 22, 2008